Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [Abstract]
Property, plant and equipment
4.	Property, plant and equipment

in CHF thousands	Furniture	IT Equipment	Lab Equipment	Leasehold Improvements	Total
Acquisition Cost:
Balance at December 31, 2018	126	1,025	5,367	350	6,868
Acquisitions	65	291	1,470	59	1,885
Disposals	(33)	(129)	(139)	(7)	(308)
Balance at December 31, 2019	158	1,187	6,698	402	8,445

Accumulated depreciation:
Balance at December 31, 2018	(77)	(455)	(2,857)	(155)	(3,544)
Depreciation expense	(24)	(285)	(899)	(66)	(1,274)
Disposals	33	113	137	7	290
Balance at December 31, 2019	(68)	(627)	(3,619)	(214)	(4,528)

Carrying Amount:
December 31, 2018	49	570	2,510	195	3,324
December 31, 2019	90	560	3,079	188	3,917

in CHF thousands	Furniture	IT Equipment	Lab Equipment	Leasehold Improvements	Total
Acquisition Cost:
Balance at December 31, 2017	85	569	4,161	272	5,087
Acquisitions	41	456	1,357	78	1,932
Disposals	—	—	(151)	—	(151)
Balance at December 31, 2018	126	1,025	5,367	350	6,868

Accumulated depreciation:
Balance at December 31, 2017	(59)	(259)	(2,311)	(105)	(2,734)
Depreciation expense	(18)	(196)	(697)	(50)	(961)
Disposals	—	—	151	—	151
Balance at December 31, 2018	(77)	(455)	(2,857)	(155)	(3,544)

Carrying Amount:
December 31, 2017	26	310	1,850	167	2,353
December 31, 2018	49	570	2,510	195	3,324

For the years ended December 31, 2019, 2018 and 2017, the Company incurred CHF 1.3 million, 1.0 million and CHF 0.6 million in depreciation expense, respectively.